Performance by Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	$ 2,144,287	$ 2,104,539
Total revenue, net of interest expense	82,965	85,894	$ 87,502
Income Before Income Taxes	22,070	7,963	14,733
Net income	15,836	5,520	10,539
China Construction Bank
Revenues from External Customers and Long-Lived Assets [Line Items]
Realized gain (loss) on sale of equity method investment			753
Equity method investment, realized gain (loss) on disposal net of tax			474
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,849,099	1,792,724
Total revenue, net of interest expense	72,117	74,607	75,172
Income Before Income Taxes	20,064	5,751	11,782
Net income	14,637	3,992	9,696
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	86,994	92,005
Total revenue, net of interest expense	3,524	3,605	4,442
Income Before Income Taxes	726	759	1,382
Net income	457	473	887
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	178,899	190,365
Total revenue, net of interest expense	6,081	6,409	6,353
Income Before Income Taxes	938	1,098	1,003
Net income	516	813	(403)
Latin America and the Caribbean
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	29,295	29,445
Total revenue, net of interest expense	1,243	1,273	1,535
Income Before Income Taxes	342	355	566
Net income	226	242	359
Total Non-U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	295,188	311,815
Total revenue, net of interest expense	10,848	11,287	12,330
Income Before Income Taxes	2,006	2,212	2,951
Net income	$ 1,199	$ 1,528	$ 843